UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: P.O. Box 6919

         Moraga, CA  94570

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     January 8, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     147,652


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE

               Item 1                    Item 2         Item 3         Item 4        Item 5      Item 6       Item 7       Item 8
                                                                                               Investment                  Voting
           Name of Issuer            Title of Class      CUSIP      Market Value     Shares     Descetion     Manager    Authority
Abbott Labs                          Common Stock      002824100    $  2,594,313     53,560       Sole           1          Sole
Agilent Technologies                 Common Stock      00846U101    $    685,963     12,529       Sole           1          Sole
Albertsons                           Common Stock      013104104    $  6,068,500    229,000       Sole           1          Sole
Allstate                             Common Stock      020002101    $  6,534,375    150,000       Sole           1          Sole
American Home Products               Common Stock      026609107    $  1,906,500     30,000       Sole           1          Sole
American International Group         Common Stock      026874107    $  1,966,642     19,953       Sole           1          Sole
AT& T Corp.                          Common Stock      001957109    $  1,138,069     65,975       Sole           1          Sole
Bankamerica Corp.                    Common Stock      066050105    $  2,026,621     44,177       Sole           1          Sole
Bellsouth Corp.                      Common Stock      079860102    $  1,960,906     47,900       Sole           1          Sole
Boeing Co.                           Common Stock      097023105    $  3,224,760     48,860       Sole           1          Sole
BP Amoco                             Common Stock      055622104    $  3,227,158     67,408       Sole           1          Sole
Bristol Myers Squibb                 Common Stock      110122108    $  2,028,845     27,440       Sole           1          Sole
Caterpillar Inc.                     Common Stock      149123101    $  4,348,019     91,900       Sole           1          Sole
Chevron                              Common Stock      166751107    $  1,139,906     13,500       Sole           1          Sole
Citigroup                            Common Stock      172967101    $  2,952,230     57,816       Sole           1          Sole
Coca- Cola Co.                       Common Stock      191216100    $    510,656      8,380       Sole           1          Sole
Dell Computer                        Common Stock      247025109    $  6,015,938    345,000       Sole           1          Sole
Disney Co. (Walt)                    Common Stock      254687106    $    204,588      7,070       Sole           1          Sole
Dow Chemical                         Common Stock      260543103    $  5,504,005    150,280       Sole           1          Sole
Du Pont de Nemours & Co.             Common Stock      263534109    $  6,188,831    128,100       Sole           1          Sole
ExxonMobil Corp.                     Common Stock      30231G102    $    660,725      7,600       Sole           1          Sole
Fannie Mae                           Common Stock      313586109    $  5,826,998     67,170       Sole           1          Sole
First Union                          Common Stock      313586109    $  3,198,438    115,000       Sole           1          Sole
Ford Motor Co.                       Common Stock      345370100    $  5,700,984    243,242       Sole           1          Sole
General Electric                     Common Stock      369604103    $    589,631     12,300       Sole           1          Sole
General Motors Corp.                 Common Stock      370442105    $  5,003,081     98,220       Sole           1          Sole
Hewlett Packard Co.                  Common Stock      428236103    $    170,438      5,400       Sole           1          Sole
Home Depot Inc.                      Common Stock      437076102    $    529,747     11,595       Sole           1          Sole
Intel Corp.                          Common Stock      458140100    $  5,331,885    177,360       Sole           1          Sole
International Business Machines      Common Stock      459200101    $  6,256,000     73,600       Sole           1          Sole
Johnson & Johnson                    Common Stock      478160104    $    666,096      6,340       Sole           1          Sole
McDonalds Corp.                      Common Stock      580135101    $  5,902,400    173,600       Sole           1          Sole
Merck & Co.                          Common Stock      589331107    $  1,960,508     20,940       Sole           1          Sole
Merrill Lynch                        Common Stock      590188101    $    954,625     14,000       Sole           1          Sole
Microsoft Corp.                      Common Stock      594918104    $  2,137,520     49,280       Sole           1          Sole
Minnesota Mining & Mfg.              Common Stock      604059105    $  2,236,480     18,560       Sole           1          Sole
Pepsico                              Common Stock      713448108    $  1,831,830     36,960       Sole           1          Sole
Pfizer Inc.                          Common Stock      717081103    $    675,280     14,680       Sole           1          Sole
PNC Bank                             Common Stock      693475105    $  6,407,581     87,700       Sole           1          Sole
Proctor & Gamble Co.                 Common Stock      742718109    $  1,929,563     24,600       Sole           1          Sole
Sara Lee Corp.                       Common Stock      803111103    $  6,184,838    251,800       Sole           1          Sole
SBC Communications                   Common Stock      78387G103    $  2,680,828     56,143       Sole           1          Sole
Sears Roebuck & Co.                  Common Stock      812387108    $  5,872,750    169,000       Sole           1          Sole
Texaco                               Common Stock      881694103    $    509,425      8,200       Sole           1          Sole
Verizon                              Common Stock      92343V104    $  6,075,601    121,209       Sole           1          Sole
Visteon                              Common Stock      92839U107    $    103,305      8,983       Sole           1          Sole
Wal-Mart Stores                      Common Stock      931142103    $    547,188     10,300       Sole           1          Sole
Washington Mutual                    Common Stock      939322103    $  7,481,813    141,000       Sole           1          Sole




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